Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense

The stock-based compensation expense during the nine month ended September 30, 2025, and 2024 are reported in the following unaudited condensed consolidated interim financial statement line items (in thousands):

	Nine month ended September 30,
	2025	2024
General and administrative	$117	$662
Cost of revenue	16	38
Selling and marketing	28	160
Research and development	15	116
Total stock-based compensation expense	$176	$976

The stock-based compensation expense during the year ended December 31, 2024, and 2023 are reported in the following consolidated financial statement line items (in thousands):

	Year ended December 31,
	2024	2023
General and administrative	$723	$1,972
Cost of revenue	44	86
Selling and marketing	170	69
Research and development	130	27
Total stock-based compensation expense	$1,067	$2,154

Schedule of Stock Option Activity for Options with Service-based Vesting

The following table summarizes the stock option activity for options with service-based vesting conditions during the nine month ended September 30, 2025:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2024	2,583,577	$1.24	6.50	$11,885
Granted	-	-	-	-
Exercised	(10,292)	$0.46	-	-
Cashless exercise (1)	(1,133,537)	$0.62	-	-
Forfeited	(21,840)	$3.48	-	-
Expired	(364,059)	$0.38	-	-
Outstanding balance as of September 30, 2025	1,053,849	$2.16	7.14	$3,940
Options vested and exercisable as of September 30, 2025	773,769	$1.93	6.74	3,074

(1)	During the period ended 30th September 2025, certain employees have exercised 1,133,537 options through cashless exercise

The following table summarizes the stock option activity for options with service-based vesting conditions during the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding balance as of December 31, 2023 (1)	4,795,223	0.54	6.18	3,568
Granted	460,000	4.46
Exercised (2)	(2,485,854)	0.46
Forfeited	(129,959)	1.73
Expired	(55,833)	1.13
Outstanding balance as of December 31,2024	2,583,577	1.24	6.50	11,885
Options vested and exercisable as of December 31, 2024	2,165,748	0.95	6.04	10,590

(1)	The number of options outstanding includes 2,470,000 stock options that were legally exercised in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions”.

(2	The number of options exercised excludes 10,292 stock options that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes. Refer to “The Promissory Notes Transactions

Schedule of Assumptions Used in The Black-Scholes Model

	September 30,
	2025(1)	2024
Weighted average expected term (years)	-	5.79
Weighted average expected volatility	-	66.90%
Risk-free interest rate	-	4.08% - 4.10%
Dividend yield	-	0%

(1)	There were no stock options granted during the nine months ended September 30, 2025.

	December 31,
	2024	2023
Weighted average expected term (years)	5.79	4.02
Weighted average expected volatility	66.90%	73.28%
Risk-free interest rate	4.08% - 4.10%	3.99%
Dividend yield	0%	0%